UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2005
                         -------------

Date of reporting period:  September 30, 2004
                           ------------------

ITEM 1. SCHEDULE OF INVESTMENTS.
--------------------------------

                             LEONETTI BALANCED FUND

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004 (UNAUDITED)

SHARES                                                                VALUE
------                                                                -----

COMMON STOCKS: 59.6%

BANKS: 6.9%
    20,000     BB&T Corp.                                          $   793,800
    12,000     Bank of America Corp.                                   519,960
                                                                   -----------
                                                                     1,313,760
                                                                   -----------

CAPITAL GOODS: 10.7%
     5,000     General Dynamics Corp.                                  510,500
    16,000     General Electric Co.                                    537,280
     6,000     Toro Co.                                                409,800
     6,000     United Technologies Corp.                               560,280
                                                                   -----------
                                                                     2,017,860
                                                                   -----------

COMMERCIAL SERVICES & SUPPLIES: 2.9%
    12,000     Aramark Corp.                                           289,680
     5,500     Stericycle, Inc.*<F1>                                   252,450
                                                                   -----------
                                                                       542,130
                                                                   -----------

CONSUMER DURABLES & APPAREL: 4.3%
    14,000     Reebok International, Ltd.                              514,080
    20,000     Skechers U.S.A., Inc.*<F1>                              290,400
                                                                   -----------
                                                                       804,480
                                                                   -----------

ENERGY: 2.7%
    10,000     Weatherford International, Ltd.*<F1>#<F2>               510,200
                                                                   -----------

FOOD, BEVERAGE & TOBACCO: 2.4%
    15,000     Dean Foods Co.*<F1>                                     450,300
                                                                   -----------

HEALTH CARE EQUIPMENT & SERVICES: 5.3%
    15,000     Sunrise Senior Living, Inc.*<F1>                        526,800
     6,357     UnitedHealth Group, Inc.                                468,765
                                                                   -----------
                                                                       995,565
                                                                   -----------

HOUSEHOLD & PERSONAL PRODUCTS: 1.1%
     8,000     Rayovac Corp.*<F1>                                      210,800
                                                                   -----------

MATERIALS: 4.3%
    14,000     Alcoa, Inc.                                             470,260
    10,000     International Steel Group, Inc.*<F1>                    337,000
                                                                   -----------
                                                                       807,260
                                                                   -----------

MEDIA: 4.0%
    10,000     Tribune Co.                                             411,500
    15,000     The Walt Disney Co.                                     338,250
                                                                   -----------
                                                                       749,750
                                                                   -----------

RETAILING: 7.9%
    14,000     AnnTaylor Stores Corp.*<F1>                             327,600
    15,000     Home Depot, Inc.                                        588,000
     8,000     Jos. A. Bank Clothiers, Inc.*<F1>                       221,440
     8,000     Target Corp.                                            362,000
                                                                   -----------
                                                                     1,499,040
                                                                   -----------

SOFTWARE & SERVICES: 4.2%
    14,000     Computer Sciences Corp.*<F1>                            659,400
    15,000     Valueclick, Inc.*<F1>                                   141,600
                                                                   -----------
                                                                       801,000
                                                                   -----------

TECHNOLOGY, HARDWARE & EQUIPMENT: 2.9%
    15,000     Hewlett-Packard Co.                                     281,250
    20,000     Nokia OYJ#<F2>                                          274,400
                                                                   -----------
                                                                       555,650
                                                                   -----------

TOTAL COMMON STOCKS
  (cost $10,073,657)                                                11,257,795
                                                                   -----------

INVESTMENT COMPANIES: 4.1%
     7,000     SPDR Trust Series 1                                     782,320
                                                                   -----------

TOTAL INVESTMENT COMPANIES: 4.1%
  (cost $793,967)                                                      782,320
                                                                   -----------

PRINCIPAL AMOUNT                                                      VALUE
----------------                                                      -----
BONDS AND NOTES: 28.1%

CORPORATE BONDS: 19.9%

FOOD & STAPLES RETAILING: 2.6%
$  500,000     Safeway, Inc., 2.50%, 11/1/05                           498,233
                                                                   -----------

MEDIA: 2.8%
   500,000     Viacom Inc., 5.625%, 5/1/07                             529,210
                                                                   -----------

PERSONAL CREDIT INSTITUTIONS: 5.5%
 1,000,000     General Motors Acceptance Corp., 6.125%, 9/15/06      1,045,891
                                                                   -----------

TECHNOLOGY, HARDWARE & EQUIPMENT: 9.0%
 1,000,000     Hewlett-Packard Co., 5.75%, 12/15/06                  1,055,379
   600,000     Verizon Global Funding Corp., 6.125%, 6/15/07           643,258
                                                                   -----------
                                                                     1,698,637
                                                                   -----------

U.S. GOVERNMENT OBLIGATION AND GOVERNMENT AGENCY: 8.1%
   200,000     Federal Farm Credit Bank,
                 1.875%, 1/16/07                                       195,244
 1,300,000     U.S. Treasury Note,
                 4.625%, 5/15/06                                     1,345,348
                                                                   -----------
                                                                     1,540,592
                                                                   -----------

TOTAL BONDS AND NOTES
  (cost $5,089,413)                                                  5,312,563
                                                                   -----------

SHORT-TERM INVESTMENT: 8.0%
$1,521,000     Federal Home Loan Bank Discount Note,
                 1.00%, 10/1/04                                      1,521,000
                                                                   -----------

TOTAL SHORT-TERM INVESTMENTS: 8.0%
  (cost $1,521,000)                                                  1,521,000
                                                                   -----------

TOTAL INVESTMENTS IN SECURITIES
  (cost $17,478,037): 99.8%                                         18,873,678
Other Assets in Excess of Liabilities: 0.2%                             29,787
                                                                   -----------
NET ASSETS:    100.0%                                              $18,903,465
                                                                   -----------
                                                                   -----------

*<F1>  Non-income producing security.
#<F2>  U.S. security of foreign company.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              ----------------------------
                              Robert M. Slotky, President

     Date    November 23, 2004
          ------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Robert M. Slotky
                              ----------------------------
                              Robert M. Slotky, President

     Date    November 23, 2004
         -------------------------------------------------

     By (Signature and Title) /s/ Eric W. Falkeis
                              ----------------------------
                              Eric W. Falkeis, Treasurer

     Date    November 23, 2004
          ------------------------------------------------